SHARE-BASED COMPENSATION - Expenses (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥) shares
SHARE-BASED COMPENSATION
Share based compensation expenses | ¥	¥ 186,903,431
Share options exercisable | shares	1,243,433